Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial assets:
Trading assets	¥ 3,140,736	¥ 2,785,016
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Debt investments	26,392,635	18,054,164
Total	230,806,410	208,424,760
Financial liabilities:
Trading liabilities	2,080,826	2,018,484
Derivative financial instruments	4,949,433	5,555,201
Financial liabilities designated at fair value through profit or loss	239,519	0
Total	221,710,856	200,458,086
At fair value [member]
Financial assets:
Trading assets	3,140,736	2,785,016
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Debt investments	26,392,635	18,054,164
Investment securities at fair value through other comprehensive income	30,979,446	21,543,615
Total	41,386,647	32,086,788
Financial liabilities:
Trading liabilities	2,080,826	2,018,484
Derivative financial instruments	4,949,433	5,555,201
Financial liabilities designated at fair value through profit or loss	239,519
Others	9,151	(57,549)
Total	7,278,929	7,516,136
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	2,524,621	2,426,360
Derivative financial instruments	96,719	146,438
Financial assets at fair value through profit or loss	530,909	212,042
Debt investments	20,865,703	12,026,311
Investment securities at fair value through other comprehensive income	24,988,950	15,100,087
Total	28,141,199	17,884,927
Financial liabilities:
Trading liabilities	2,011,105	1,931,378
Derivative financial instruments	101,693	152,580
Total	2,112,798	2,083,958
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	616,115	358,656
Derivative financial instruments	5,406,834	6,095,349
Financial assets at fair value through profit or loss	619,712	682,375
Debt investments	5,526,932	6,027,853
Investment securities at fair value through other comprehensive income	5,542,891	6,036,138
Total	12,185,552	13,172,518
Financial liabilities:
Trading liabilities	69,721	87,106
Derivative financial instruments	4,829,645	5,323,850
Financial liabilities designated at fair value through profit or loss	72,623
Others	8,047	(6,534)
Total	4,980,036	5,404,422
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,064	38,014
Financial assets at fair value through profit or loss	594,227	583,939
Investment securities at fair value through other comprehensive income	447,605	407,390
Total	1,059,896	1,029,343
Financial liabilities:
Derivative financial instruments	18,095	78,771
Financial liabilities designated at fair value through profit or loss	166,896
Others	1,104	(51,015)
Total	186,095	27,756
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,732,480	2,545,703
Financial assets at fair value through profit or loss	1,667,164	1,454,387
Debt investments	6,534,080	6,774,410
Financial liabilities:
Trading liabilities	2,002,591	1,915,687
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	2,121,065	2,191,635
Financial assets at fair value through profit or loss	486,073	209,545
Debt investments	1,007,148	746,557
Financial liabilities:
Trading liabilities	1,951,218	1,880,605
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	611,415	354,068
Financial assets at fair value through profit or loss	619,641	682,019
Debt investments	5,526,932	6,027,853
Financial liabilities:
Trading liabilities	51,373	35,082
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	561,450	562,823
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	408,256	239,313
Financial liabilities:
Trading liabilities	78,235	102,797
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	403,556	234,725
Financial liabilities:
Trading liabilities	59,887	50,773
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	4,700	4,588
Financial liabilities:
Trading liabilities	18,348	52,024
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	77,684	23,969
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	44,836	2,497
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	71	356
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	32,777	21,116
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	3,097,281	4,111,526
Financial liabilities:
Derivative financial instruments	2,649,959	3,482,389
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	47,289	100,558
Financial liabilities:
Derivative financial instruments	22,165	62,135
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,049,703	4,009,820
Financial liabilities:
Derivative financial instruments	2,623,917	3,416,391
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	289	1,148
Financial liabilities:
Derivative financial instruments	3,877	3,863
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,325,865	2,043,784
Financial liabilities:
Derivative financial instruments	2,175,060	1,894,461
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	104
Financial liabilities:
Derivative financial instruments	10	8
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,325,254	2,032,117
Financial liabilities:
Derivative financial instruments	2,169,202	1,863,217
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	507	11,667
Financial liabilities:
Derivative financial instruments	5,848	31,236
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	66,602	91,166
Financial liabilities:
Derivative financial instruments	90,498	143,084
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	48,283	45,699
Financial liabilities:
Derivative financial instruments	79,008	90,048
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,908	20,951
Financial liabilities:
Derivative financial instruments	3,211	10,790
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	15,411	24,516
Financial liabilities:
Derivative financial instruments	8,279	42,246
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	7,310	16,823
Financial liabilities:
Derivative financial instruments	5,371	14,715
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	1,043	181
Financial liabilities:
Derivative financial instruments	510	389
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	6,267	16,642
Financial liabilities:
Derivative financial instruments	4,861	14,326
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	24,559	16,502
Financial liabilities:
Derivative financial instruments	28,545	20,552
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	22,702	15,819
Financial liabilities:
Derivative financial instruments	28,454	19,126
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,857	683
Financial liabilities:
Derivative financial instruments	91	1,426
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	14,293,611	6,785,068
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	14,293,611	6,785,068
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	5,564,944	4,494,686
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	5,564,944	4,494,686
At fair value [member] | Investment securities [member]
Financial assets:
Debt investments	4,586,811	3,489,451
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt investments	4,123,247	3,073,776
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt investments	15,959	8,285
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt investments	¥ 447,605	¥ 407,390